FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10157
                                                     ---------

                              FRANKLIN GLOBAL TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  04/30/09
                          ---------


Item 1. Schedule of Investments.


Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2009

CONTENTS

Franklin Global Real Estate Fund ..........................................    3
Franklin International Growth Fund ........................................    6
Franklin International Small Cap Growth Fund ..............................    9
Franklin Large Cap Equity Fund ............................................   11
Franklin Templeton Emerging Market Debt Opportunities Fund ................   14
Notes to Statements of Investments ........................................   18

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

       FRANKLIN GLOBAL REAL ESTATE FUND                                            COUNTRY         SHARES/RIGHTS        VALUE
       --------------------------------                                       -----------------   ---------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 96.3%
       DIVERSIFIED REITS 14.8%
       British Land Co. PLC ...............................................     United Kingdom        236,533       $  1,507,938
       Canadian REIT ......................................................         Canada             16,200            264,817
       Dexus Property Group ...............................................       Australia           578,872            306,960
(a, b) Dexus Property Group, 144A .........................................       Australia           203,700            108,016
       ICADE ..............................................................         France              3,490            270,349
       Kenedix Realty Investment Corp. ....................................         Japan                 130            307,929
       Kiwi Income Property Trust .........................................      New Zealand          536,419            281,986
   (a) Kiwi Income Property Trust, 144A ...................................      New Zealand          148,700             78,169
       Liberty Property Trust .............................................     United States          25,600            623,104
       Mirvac Group .......................................................       Australia           298,079            226,268
       Premier Investment Co. .............................................         Japan                  54            176,861
       PS Business Parks Inc. .............................................     United States           4,400            192,500
       Stockland ..........................................................       Australia           307,351            701,036
       Tokyu REIT Inc. ....................................................         Japan                  55            253,194
       Vornado Realty Trust ...............................................     United States          36,030          1,761,507
       Wereldhave NV ......................................................      Netherlands            2,060            141,898
                                                                                                                    ------------
                                                                                                                       7,202,532
                                                                                                                    ------------
       INDUSTRIAL REITS 4.4%
       AMB Property Corp. .................................................     United States          30,000            572,700
       Ascendas REIT ......................................................       Singapore           154,000            139,385
       EastGroup Properties Inc. ..........................................     United States           6,600            221,826
       Japan Logistics Fund Inc. ..........................................         Japan                  33            196,421
       ProLogis ...........................................................     United States          63,400            577,574
       Segro PLC ..........................................................     United Kingdom      1,183,000            419,719
                                                                                                                    ------------
                                                                                                                       2,127,625
                                                                                                                    ------------
       OFFICE REITS 16.1%
       Alexandria Real Estate Equities Inc. ...............................     United States           8,000            291,840
       AMP NZ Office Trust ................................................      New Zealand          398,970            180,414
       Befimmo SCA ........................................................        Belgium              2,800            249,350
       Boston Properties Inc. .............................................     United States          32,900          1,625,918
       CapitaCommercial Trust .............................................       Singapore           464,000            267,964
       Champion REIT ......................................................       Hong Kong           568,000            131,189
       Cofinimmo ..........................................................        Belgium              1,170            128,682
       Commonwealth Property Office Fund ..................................       Australia           147,458             87,298
       Corporate Office Properties Trust ..................................     United States          14,100            430,896
       Digital Realty Trust Inc. ..........................................     United States          12,700            457,327
       Douglas Emmett Inc. ................................................     United States          23,300            222,981
       Highwoods Properties Inc. ..........................................     United States          12,400            297,476
       Japan Real Estate Investment Co. ...................................         Japan                 105            742,091
       Mack-Cali Realty Corp. .............................................     United States          27,700            744,022
       Mori Hills REIT Investment Corp. ...................................         Japan                  18             55,668
       Nippon Building Fund Inc. ..........................................         Japan                 115            931,708
       Nomura Real Estate Office Fund Inc. ................................         Japan                  50            258,061
       ORIX JREIT Inc. ....................................................         Japan                  69            258,872
       Silic ..............................................................         France              3,310            279,186
       SL Green Realty Corp. ..............................................     United States          11,300            199,558
                                                                                                                    ------------
                                                                                                                       7,840,501
                                                                                                                    ------------


                     Quarterly Statements of Investments | 3

Franklin Global Trust

       FRANKLIN GLOBAL REAL ESTATE FUND                                            COUNTRY         SHARES/RIGHTS        VALUE
       --------------------------------                                       -----------------   ---------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       RESIDENTIAL REITS 8.0%
       AvalonBay Communities Inc. .........................................      United States         11,384       $    646,725
       Boardwalk REIT .....................................................          Canada             6,300            144,442
       Camden Property Trust ..............................................      United States         11,800            320,134
       Equity Lifestyle Properties Inc. ...................................      United States         12,500            495,875
       Equity Residential .................................................      United States         37,000            846,930
       Essex Property Trust Inc. ..........................................      United States          8,100            514,269
       Nippon Accommodations Fund Inc. ....................................          Japan                 55            242,598
       Nippon Residential Investment Corp. ................................          Japan                128            142,121
       UDR Inc. ...........................................................      United States         56,147            565,401
                                                                                                                    ------------
                                                                                                                       3,918,495
                                                                                                                    ------------
       RETAIL REITS 42.2%
       CapitaMall Trust ...................................................        Singapore          313,719            264,876
       CBL & Associates Properties Inc. ...................................      United States         10,800             85,752
       Cedar Shopping Centers Inc. ........................................      United States         32,500            116,675
       CFS Retail Property Trust ..........................................        Australia          472,829            564,996
       Corio NV ...........................................................       Netherlands          15,620            697,677
       Developers Diversified Realty Corp. ................................      United States         69,224            285,895
       Eurocommercial Properties NV .......................................       Netherlands           5,680            168,195
       Federal Realty Investment Trust ....................................      United States         14,300            789,360
       Frontier Real Estate Investment Corp. ..............................          Japan                 76            417,684
       Hammerson PLC ......................................................      United Kingdom       157,304            737,160
       Japan Retail Fund Investment Corp. .................................          Japan                 69            242,081
       Kimco Realty Corp. .................................................      United States         91,300          1,097,426
   (b) Land Securities Group PLC ..........................................      United Kingdom       204,467          1,700,232
       Liberty International PLC ..........................................      United Kingdom        25,500            160,089
       Liberty International PLC, rts., 5/21/09 ...........................      United Kingdom         6,635             11,248
       Link REIT ..........................................................        Hong Kong          510,500            995,963
       The Macerich Co. ...................................................      United States         23,300            408,449
       Mercialys ..........................................................          France             3,110             95,609
       National Retail Properties Inc. ....................................      United States         27,800            493,172
       Realty Income Corp. ................................................      United States         22,300            497,959
       Regency Centers Corp. ..............................................      United States         17,500            655,375
       RioCan REIT ........................................................          Canada            46,700            535,549
       Simon Property Group Inc. ..........................................      United States         45,352          2,340,163
       Tanger Factory Outlet Centers Inc. .................................      United States         23,300            776,356
       Taubman Centers Inc. ...............................................      United States         20,000            476,400
       Unibail-Rodamco ....................................................          France            17,889          2,683,043
       Westfield Group ....................................................        Australia          357,179          2,783,950
   (a) Westfield Group, 144A ..............................................        Australia           57,900            451,288
                                                                                                                    ------------
                                                                                                                      20,532,622
                                                                                                                    ------------
       SPECIALIZED REITS 10.8%
       HCP Inc. ...........................................................      United States         47,400          1,040,430
       Health Care REIT Inc. ..............................................      United States         20,300            691,621
       Host Hotels & Resorts Inc. .........................................      United States        111,400            856,666
       Nationwide Health Properties Inc. ..................................      United States         18,800            464,172


                     4 | Quarterly Statements of Investments

Franklin Global Trust

       FRANKLIN GLOBAL REAL ESTATE FUND                                            COUNTRY        SHARES/RIGHTS           VALUE
       --------------------------------                                       -----------------   ---------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
       SPECIALIZED REITS (CONTINUED)
       Public Storage .....................................................     United States          15,900       $  1,063,074
       Ventas Inc. ........................................................     United States          39,800          1,139,872
                                                                                                                    ------------
                                                                                                                       5,255,835
                                                                                                                    ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $65,042,890) ...............................................                                           46,877,610
                                                                                                                    ------------

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
                                                                                                  ---------------
       SHORT TERM INVESTMENTS (COST $2,675,000) 5.5%
       TIME DEPOSITS 5.5%
       Paribas Corp., 0.20%, 5/01/09 ......................................     United States      $2,675,000          2,675,000
                                                                                                                    ------------
       TOTAL INVESTMENTS (COST $67,717,890) 101.8% ........................                                           49,552,610
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
          EXCHANGE CONTRACTS (1.9)% .......................................                                             (917,429)
       OTHER ASSETS, LESS LIABILITIES 0.1% ................................                                               49,980
                                                                                                                    ------------
       NET ASSETS 100.0% ..................................................                                         $ 48,685,161
                                                                                                                    ============

See Abbreviations on page 23.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2009, the aggregate value of these securities was $637,473, representing 1.31% of net assets.

(b)  A portion or all of the security purchased on a delayed delivery basis.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 5

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

    FRANKLIN INTERNATIONAL GROWTH FUND                                            COUNTRY        SHARES         VALUE
    ----------------------------------                                        --------------   ----------   ------------
    COMMON STOCKS 94.2%
    AEROSPACE & DEFENSE 3.8%
    MTU Aero Engines Holding AG ...........................................       Germany           5,000   $    168,455
                                                                                                            ------------
    BIOTECHNOLOGY 3.4%
    CSL Ltd. ..............................................................      Australia          5,950        148,766
                                                                                                            ------------
    CAPITAL MARKETS 5.3%
    Macquarie Group Ltd. ..................................................      Australia          5,300        128,895
    Man Group PLC .........................................................   United Kingdom       27,900        104,555
                                                                                                            ------------
                                                                                                                 233,450
                                                                                                            ------------
    CHEMICALS 3.0%
    Syngenta AG ...........................................................     Switzerland           610        130,924
                                                                                                            ------------
    COMMERCIAL BANKS 2.9%
(a) Anglo Irish Bancorp PLC ...............................................       Ireland          11,500          3,155
    National Bank of Greece SA ............................................       Greece            5,800        122,245
    National Bank of Greece SA, ADR .......................................       Greece              650          2,646
                                                                                                            ------------
                                                                                                                 128,046
                                                                                                            ------------
    CONSTRUCTION & ENGINEERING 0.1%
    Boart Longyear Group ..................................................      Australia         63,900          5,570
                                                                                                            ------------
    DISTRIBUTORS 3.5%
    Li & Fung Ltd. ........................................................      Hong Kong         54,000        153,289
                                                                                                            ------------
    DIVERSIFIED FINANCIAL SERVICES 2.9%
    Deutsche Boerse AG ....................................................       Germany           1,700        125,878
                                                                                                            ------------
    ELECTRICAL EQUIPMENT 2.5%
    ABB Ltd. ..............................................................     Switzerland         7,650        109,707
                                                                                                            ------------
    ENERGY EQUIPMENT & SERVICES 8.4%
    Saipem SpA ............................................................        Italy            6,800        147,188
    Wellstream Holdings PLC ...............................................   United Kingdom       14,300        109,926
    WorleyParsons Ltd. ....................................................      Australia          8,600        114,134
                                                                                                            ------------
                                                                                                                 371,248
                                                                                                            ------------
    FOOD & STAPLES RETAILING 4.3%
    Tesco PLC .............................................................   United Kingdom       20,500        102,189
    Woolworths Ltd. .......................................................      Australia          4,500         87,342
                                                                                                            ------------
                                                                                                                 189,531
                                                                                                            ------------
    HEALTH CARE EQUIPMENT & SUPPLIES 9.7%
    Cochlear Ltd. .........................................................      Australia          2,650         95,670
    Essilor International SA ..............................................       France            2,600        112,555
    Getinge AB, B .........................................................       Sweden            9,500        111,228
    Terumo Corp. ..........................................................        Japan            2,800        105,618
                                                                                                            ------------
                                                                                                                 425,071
                                                                                                            ------------
    HOUSEHOLD DURABLES 0.7%
(b) Urbi, Desarrollos Urbanos, SAB de CV ..................................       Mexico           28,000         30,843
                                                                                                            ------------


                     6 | Quarterly Statements of Investments

Franklin Global Trust

    FRANKLIN INTERNATIONAL GROWTH FUND                                            COUNTRY        SHARES         VALUE
    ----------------------------------                                        --------------   ----------   ------------
    COMMON STOCKS (CONTINUED)
    HOUSEHOLD PRODUCTS 2.3%
    Reckitt Benckiser Group PLC ...........................................   United Kingdom        2,600   $    102,508
                                                                                                            ------------
    INSURANCE 2.2%
    QBE Insurance Group Ltd. ..............................................      Australia          6,270         99,243
                                                                                                            ------------
    LEISURE EQUIPMENT & PRODUCTS 2.0%
    Li Ning Co. Ltd. ......................................................        China           43,500         89,806
                                                                                                            ------------
    LIFE SCIENCES TOOLS & SERVICES 4.6%
    Lonza Group AG ........................................................     Switzerland           850         78,336
(b) QIAGEN NV .............................................................     Netherlands         7,600        125,714
                                                                                                            ------------
                                                                                                                 204,050
                                                                                                            ------------
    MEDIA 3.3%
    Eutelsat Communications ...............................................       France            5,400        117,598
    Pearson PLC ...........................................................   United Kingdom        2,700         28,200
                                                                                                            ------------
                                                                                                                 145,798
                                                                                                            ------------
    PERSONAL PRODUCTS 2.8%
    Hengan International Group Co. Ltd. ...................................        China           29,000        121,425
                                                                                                            ------------
    PROFESSIONAL SERVICES 3.9%
    Experian PLC ..........................................................   United Kingdom       12,000         79,828
    Societe Generale de Surveillance Holdings SA ..........................     Switzerland            80         90,197
                                                                                                            ------------
                                                                                                                 170,025
                                                                                                            ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 5.4%
    Hang Lung Properties Ltd. .............................................      Hong Kong         47,000        133,722
    Hongkong Land Holdings Ltd. ...........................................      Hong Kong         41,000        102,500
                                                                                                            ------------
                                                                                                                 236,222
                                                                                                            ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
    ARM Holdings PLC ......................................................   United Kingdom       69,000        122,403
                                                                                                            ------------
    SOFTWARE 3.8%
    Nintendo Co. Ltd. .....................................................        Japan              200         53,356
    The Sage Group PLC ....................................................   United Kingdom       40,800        111,884
                                                                                                            ------------
                                                                                                                 165,240
                                                                                                            ------------
    SPECIALTY RETAIL 2.7%
    Esprit Holdings Ltd. ..................................................      Hong Kong         19,000        117,309
                                                                                                            ------------
    TEXTILES, APPAREL & LUXURY GOODS 2.1%
    Luxottica Group SpA, ADR ..............................................        Italy            5,000         91,550
                                                                                                            ------------
    TRADING COMPANIES & DISTRIBUTORS 3.6%
    Noble Group Ltd. ......................................................      Hong Kong        181,000        158,933
                                                                                                            ------------
    WIRELESS TELECOMMUNICATION SERVICES 2.2%
    America Movil SAB de CV, L, ADR .......................................       Mexico            2,900         95,265
                                                                                                            ------------
    TOTAL COMMON STOCKS (COST $5,661,457) .................................                                    4,140,555
                                                                                                            ------------


                     Quarterly Statements of Investments | 7

Franklin Global Trust

    FRANKLIN INTERNATIONAL GROWTH FUND                                            COUNTRY        SHARES         VALUE
    ----------------------------------                                        --------------   ----------   ------------
    SHORT TERM INVESTMENTS (COST $143,026) 3.3%
    MONEY MARKET FUNDS 3.3%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.04% ..    United States      143,026   $    143,026
                                                                                                            ------------
    TOTAL INVESTMENTS (COST $5,804,483) 97.5% .............................                                    4,283,581
    OTHER ASSETS, LESS LIABILITIES 2.5% ...................................                                      108,232
                                                                                                            ------------
    NET ASSETS 100.0% .....................................................                                 $  4,391,813
                                                                                                            ============

See Abbreviations on page 23.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2009, the value of this security was $3,155, representing 0.07% of net assets.

(b)  Non-income producing.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     8 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

    FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND                                  COUNTRY        SHARES         VALUE
    --------------------------------------------                              --------------   ----------   ------------
    CLOSED END MUTUAL FUNDS (COST $123,284) 0.9%
(a) JZ Capital Partners Ltd. ..............................................   United Kingdom       42,700   $    129,718
                                                                                                            ------------
    COMMON STOCKS 91.6%
    AEROSPACE & DEFENSE 2.9%
    MTU Aero Engines Holding AG ...........................................       Germany          11,400        384,077
                                                                                                            ------------
    BIOTECHNOLOGY 3.4%
    Genus PLC .............................................................   United Kingdom       51,612        461,603
                                                                                                            ------------
    CHEMICALS 2.8%
    Symrise AG ............................................................       Germany          27,200        372,599
                                                                                                            ------------
    COMMERCIAL SERVICES & SUPPLIES 3.6%
    Homeserve PLC .........................................................   United Kingdom       26,600        484,850
                                                                                                            ------------
    DIVERSIFIED CONSUMER SERVICES 2.9%
    Dignity PLC ...........................................................   United Kingdom       49,720        386,983
                                                                                                            ------------
    DIVERSIFIED FINANCIAL SERVICES 9.5%
(a) Neovia Financial PLC ..................................................   United Kingdom    1,051,300        707,132
(a) RHJ International .....................................................       Belgium         121,620        575,707
                                                                                                            ------------
                                                                                                               1,282,839
                                                                                                            ------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.8%
(a) Orbotech Ltd. .........................................................       Israel           21,900        111,690
                                                                                                            ------------
    FOOD PRODUCTS 10.0%
(a) Aryzta AG .............................................................     Switzerland         7,300        212,344
    Hsu Fu Chi International Ltd. .........................................      Singapore        708,300        502,340
    Vitasoy International Holdings Ltd. ...................................      Hong Kong      1,396,600        630,719
                                                                                                            ------------
                                                                                                               1,345,403
                                                                                                            ------------
    HOTELS, RESTAURANTS & LEISURE 2.5%
    Paddy Power PLC .......................................................       Ireland          18,700        343,198
                                                                                                            ------------
    INSURANCE 4.8%
    Arch Capital Group Ltd. ...............................................    United States        2,300        132,894
(a) Lancashire Holdings Ltd. ..............................................   United Kingdom       72,260        511,410
                                                                                                            ------------
                                                                                                                 644,304
                                                                                                            ------------
    LEISURE EQUIPMENT & PRODUCTS 5.1%
    Jumbo SA ..............................................................       Greece           39,640        340,167
    Vitec Group PLC .......................................................   United Kingdom      100,600        347,626
                                                                                                            ------------
                                                                                                                 687,793
                                                                                                            ------------
    MACHINERY 3.2%
    Schindler Holding AG, PC ..............................................     Switzerland         8,100        428,239
                                                                                                            ------------
    MARINE 4.2%
    Kuehne & Nagel International AG .......................................     Switzerland         7,400        561,726
                                                                                                            ------------
    MEDIA 7.8%
    ASATSU-DK Inc. ........................................................        Japan           19,600        338,657
    CTS Eventim AG ........................................................       Germany           8,930        256,463
    Rightmove PLC .........................................................   United Kingdom       56,800        272,894
    Sky Perfect JSAT Holdings Inc. ........................................        Japan              500        178,970
                                                                                                            ------------
                                                                                                               1,046,984
                                                                                                            ------------


                     Quarterly Statements of Investments | 9

Franklin Global Trust

    FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND                                  COUNTRY        SHARES         VALUE
    --------------------------------------------                              --------------   ----------   ------------
    COMMON STOCKS (CONTINUED)
    OFFICE ELECTRONICS 5.1%
(b) Neopost SA ............................................................       France            8,034   $    682,791
                                                                                                            ------------
    PROFESSIONAL SERVICES 3.8%
    Experian PLC ..........................................................   United Kingdom       77,500        515,557
                                                                                                            ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 5.9%
    Daibiru Corp. .........................................................        Japan           72,900        505,614
    Savills PLC ...........................................................   United Kingdom       71,200        295,766
                                                                                                            ------------
                                                                                                                 801,380
                                                                                                            ------------
    SPECIALTY RETAIL 13.3%
    Carpetright PLC .......................................................   United Kingdom       98,560        841,425
    Signet Jewelers Ltd. ..................................................   United Kingdom       60,105        955,172
                                                                                                            ------------
                                                                                                               1,796,597
                                                                                                            ------------
    TOTAL COMMON STOCKS (COST $15,888,733) ................................                                   12,338,613
                                                                                                            ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $16,012,017) .................................................                                   12,468,331
                                                                                                            ------------

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                               ----------
    SHORT TERM INVESTMENTS (COST $1,105,000) 8.2%
    TIME DEPOSITS 8.2%
    Paribas Corp., 0.20%, 5/01/09 .........................................    United States   $1,105,000      1,105,000
                                                                                                            ------------
    TOTAL INVESTMENTS (COST $17,117,017) 100.7% ...........................                                   13,573,331
    OTHER ASSETS, LESS LIABILITIES (0.7)% .................................                                      (97,783)
                                                                                                            ------------
    NET ASSETS 100.0% .....................................................                                 $ 13,475,548
                                                                                                            ============

See Abbreviations on page 23.

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

    FRANKLIN LARGE CAP EQUITY FUND                                                COUNTRY        SHARES         VALUE
    ------------------------------                                            --------------   ----------   ------------
    COMMON STOCKS 94.6%
    AEROSPACE & DEFENSE 2.3%
    United Technologies Corp. .............................................    United States       21,500   $  1,050,060
                                                                                                            ------------
    BEVERAGES 2.8%
    Diageo PLC, ADR .......................................................   United Kingdom       12,900        617,265
    PepsiCo Inc. ..........................................................    United States       12,900        641,904
                                                                                                            ------------
                                                                                                               1,259,169
                                                                                                            ------------
    BIOTECHNOLOGY 2.2%
(a) Celgene Corp. .........................................................    United States       23,100        986,832
                                                                                                            ------------
    CAPITAL MARKETS 5.2%
    The Bank of New York Mellon Corp. .....................................    United States       16,200        412,776
    BlackRock Inc. ........................................................    United States        4,900        717,948
    The Goldman Sachs Group Inc. ..........................................    United States        2,300        295,550
    Invesco Ltd. ..........................................................    United States       63,600        936,192
                                                                                                            ------------
                                                                                                               2,362,466
                                                                                                            ------------
    CHEMICALS 2.3%
    Air Products and Chemicals Inc. .......................................    United States        8,000        527,200
    Monsanto Co. ..........................................................    United States        6,000        509,340
                                                                                                            ------------
                                                                                                               1,036,540
                                                                                                            ------------
    COMMUNICATIONS EQUIPMENT 6.3%
(a) Cisco Systems Inc. ....................................................    United States       56,200      1,085,784
    Harris Corp. ..........................................................    United States       23,800        727,804
    QUALCOMM Inc. .........................................................    United States       24,400      1,032,608
                                                                                                            ------------
                                                                                                               2,846,196
                                                                                                            ------------
    COMPUTERS & PERIPHERALS 3.9%
(a) EMC Corp. .............................................................    United States       83,000      1,039,990
    International Business Machines Corp. .................................    United States        7,200        743,112
                                                                                                            ------------
                                                                                                               1,783,102
                                                                                                            ------------
    DIVERSIFIED FINANCIAL SERVICES 2.4%
    JPMorgan Chase & Co. ..................................................    United States       33,400      1,102,200
                                                                                                            ------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
    Singapore Telecommunications Ltd. .....................................      Singapore        469,000        810,969
    Verizon Communications Inc. ...........................................    United States       24,800        752,432
                                                                                                            ------------
                                                                                                               1,563,401
                                                                                                            ------------
    ELECTRIC UTILITIES 0.8%
    Exelon Corp. ..........................................................    United States        7,900        364,427
                                                                                                            ------------
    ELECTRICAL EQUIPMENT 4.6%
    ABB Ltd. ..............................................................     Switzerland        81,000      1,161,603
(a) SunPower Corp., A .....................................................    United States       13,600        372,368
(a) Vestas Wind Systems AS ................................................       Denmark           8,500        560,581
                                                                                                            ------------
                                                                                                               2,094,552
                                                                                                            ------------


                    Quarterly Statements of Investments | 11

Franklin Global Trust

    FRANKLIN LARGE CAP EQUITY FUND                                                COUNTRY        SHARES         VALUE
    ------------------------------                                            --------------   ----------   ------------
    COMMON STOCKS (CONTINUED)
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.9%
(a) Agilent Technologies Inc. .............................................    United States       42,000   $    766,920
(a) Trimble Navigation Ltd. ...............................................    United States       46,000        986,240
                                                                                                            ------------
                                                                                                               1,753,160
                                                                                                            ------------
    ENERGY EQUIPMENT & SERVICES 6.5%
(a) National Oilwell Varco Inc. ...........................................    United States       27,500        832,700
    Schlumberger Ltd. .....................................................    United States       23,000      1,126,770
(a) Transocean Ltd. .......................................................    United States       15,000      1,012,200
                                                                                                            ------------
                                                                                                               2,971,670
                                                                                                            ------------
    FOOD & STAPLES RETAILING 3.8%
    Costco Wholesale Corp. ................................................    United States       14,400        699,840
    CVS Caremark Corp. ....................................................    United States       33,000      1,048,740
                                                                                                            ------------
                                                                                                               1,748,580
                                                                                                            ------------
    FOOD PRODUCTS 6.1%
    Cadbury PLC ...........................................................   United Kingdom      112,500        844,017
    Kellogg Co. ...........................................................    United States       19,500        821,145
    Nestle SA .............................................................     Switzerland        34,000      1,112,781
                                                                                                            ------------
                                                                                                               2,777,943
                                                                                                            ------------
    HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
    Becton Dickinson and Co. ..............................................    United States       13,000        786,240
                                                                                                            ------------
    INDUSTRIAL CONGLOMERATES 2.5%
    General Electric Co. ..................................................    United States       90,700      1,147,355
                                                                                                            ------------
    INSURANCE 3.7%
    AFLAC Inc. ............................................................    United States       21,400        618,246
    Chubb Corp. ...........................................................    United States       27,000      1,051,650
                                                                                                            ------------
                                                                                                               1,669,896
                                                                                                            ------------
    INTERNET SOFTWARE & SERVICES 1.3%
(a) Google Inc., A ........................................................    United States        1,500        593,955
                                                                                                            ------------
    IT SERVICES 0.9%
    Accenture Ltd., A .....................................................    United States       14,000        412,020
                                                                                                            ------------
    MACHINERY 1.9%
    Danaher Corp. .........................................................    United States       15,000        876,600
                                                                                                            ------------
    METALS & MINING 1.8%
    Rio Tinto PLC .........................................................   United Kingdom       20,000        820,456
                                                                                                            ------------
    OIL, GAS & CONSUMABLE FUELS 5.8%
    Devon Energy Corp. ....................................................    United States        9,000        466,650
    Exxon Mobil Corp. .....................................................    United States       23,000      1,533,410
    Petroleo Brasileiro SA, ADR ...........................................       Brazil           19,500        654,615
                                                                                                            ------------
                                                                                                               2,654,675
                                                                                                            ------------
    PHARMACEUTICALS 9.4%
    Abbott Laboratories ...................................................    United States        9,400        393,390
    Johnson & Johnson .....................................................    United States       21,000      1,099,560
(b) Roche Holding AG ......................................................     Switzerland         8,900      1,126,632


                    12 | Quarterly Statements of Investments

Franklin Global Trust

    FRANKLIN LARGE CAP EQUITY FUND                                                COUNTRY        SHARES         VALUE
    ------------------------------                                            --------------   ----------   ------------
    COMMON STOCKS (CONTINUED)
    PHARMACEUTICALS (CONTINUED)
    Schering-Plough Corp. .................................................    United States       35,600   $    819,512
    Teva Pharmaceutical Industries Ltd., ADR ..............................       Israel           19,000        833,910
                                                                                                            ------------
                                                                                                               4,273,004
                                                                                                            ------------
    SOFTWARE 3.0%
    Nintendo Co. Ltd. .....................................................        Japan            3,200        853,701
    Oracle Corp. ..........................................................    United States       26,000        502,840
                                                                                                            ------------
                                                                                                               1,356,541
                                                                                                            ------------
    SPECIALTY RETAIL 3.2%
    The Home Depot Inc. ...................................................    United States       55,900      1,471,288
                                                                                                            ------------
    TEXTILES, APPAREL & LUXURY GOODS 1.9%
    NIKE Inc., B ..........................................................    United States       16,600        871,002
                                                                                                            ------------
    WIRELESS TELECOMMUNICATION SERVICES 1.0%
    China Mobile Ltd. .....................................................        China           50,000        434,191
                                                                                                            ------------
    TOTAL COMMON STOCKS (COST $47,796,619) ................................                                   43,067,521
                                                                                                            ------------
    SHORT TERM INVESTMENTS (COST $2,634,964) 5.8%
    MONEY MARKET FUNDS 5.8%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.04% ..    United States    2,634,964      2,634,964
                                                                                                            ------------
    TOTAL INVESTMENTS (COST $50,431,583) 100.4% ...........................                                   45,702,485
    OTHER ASSETS, LESS LIABILITIES (0.4)% .................................                                     (190,882)
                                                                                                            ------------
    NET ASSETS 100.0% .....................................................                                 $ 45,511,603
                                                                                                            ============

See Abbreviations on page 23.

(a)  Non-income producing.

(b)  A portion or all of the security purchased on a delayed delivery basis.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2009 (UNAUDITED)

                                                                              COUNTRY/
       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND           ORGANIZATION             WARRANTS               VALUE
       ----------------------------------------------------------       -------------------   ----------------------   ------------
       WARRANTS 3.0%
   (a) Central Bank of Nigeria, wts., 11/15/20 ......................          Nigeria                 13,000          $  1,430,000
   (a) Republic of Venezuela, Oil Value Recovery wts., 4/15/20 ......         Venezuela                66,400             1,095,600
                                                                                                                       ------------
       TOTAL WARRANTS (COST $5,249,950) .............................                                                     2,525,600
                                                                                                                       ------------

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT(b)
                                                                                              ----------------------
       CORPORATE BONDS 24.9%
       COMMERCIAL BANKS 5.5%
       AK Bars Bank, senior note, 8.25% 6/28/10 .....................          Russia               1,500,000             1,413,437
       Alfa Bond Issuance, 8.635%, 2/22/17 ..........................          Russia               1,200,000               690,120
   (c) Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12 .....          Russia               1,200,000               930,000
       RSHB Capital (Russ Agric BK), sub. bond, 6.97%, 9/21/16 ......          Russia                 270,000               198,450
       Ukrainian MTN Finance,
   (c)    144A, 9.25%, 8/04/11 ......................................         Ukraine               1,000,000               715,000
   (d)    Reg S, 9.25%, 8/04/11 .....................................         Ukraine               1,000,000               715,000
                                                                                                                       ------------
                                                                                                                          4,662,007
                                                                                                                       ------------
       CONSUMER FINANCE 1.3%
   (d) HSBK Europe BV, Reg S, 9.25%, 10/16/13 .......................        Kazakhstan             1,700,000             1,045,500
                                                                                                                       ------------
       ELECTRICAL EQUIPMENT 0.9%
       EGE Haina Finance Co.,
   (d)    Reg S, 9.50%, 4/26/17 .....................................   Dominican Republic            500,000               262,500
   (c)    senior note, 144A, 9.50%, 4/26/17 .........................   Dominican Republic            900,000               472,500
                                                                                                                       ------------
                                                                                                                            735,000
                                                                                                                       ------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.7%
   (e) Eesti Energia AS, 4.50%, 11/18/20 ............................         Estonia                 705,000 EUR           587,277
                                                                                                                       ------------
       FOOD PRODUCTS 2.0%
   (d) Foodcorp Ltd., Reg S, 8.875%, 6/15/12 ........................       South Africa            1,900,000 EUR         1,670,663
                                                                                                                       ------------
       MEDIA 0.4%
(d, f) Central European Media Enterprises Ltd., senior note, Reg
          S, FRN, 5.934%, 5/15/14 ...................................      Czech Republic             400,000 EUR           296,184
                                                                                                                       ------------
       METALS & MINING 2.1%
   (d) New World Resources BV, senior bond, Reg S, 7.375%,
       5/15/15 ......................................................      Czech Republic           2,000,000 EUR         1,718,925
                                                                                                                       ------------
       OIL, GAS & CONSUMABLE FUELS 6.2%
   (d) Gaz Capital SA, senior bond, Reg S, 8.146%, 4/11/18 ..........          Russia                 770,000               646,194
       Petro Co. of Trinidad and Tobago Ltd., senior note,
   (c)    144A, 6.00%, 5/08/22 ......................................   Trinidad and Tobago         1,200,000               857,760
   (d)    Reg S, 6.00%, 5/08/22 .....................................   Trinidad and Tobago           700,000               500,360
   (d) TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18 .......          Russia               4,500,000             3,214,796
                                                                                                                       ------------
                                                                                                                          5,219,110
                                                                                                                       ------------
       ROAD & RAIL 3.6%
       Kazakhstan Temir Zholy, 7.00%, 5/11/16 .......................        Kazakhstan             4,700,000             3,049,715
                                                                                                                       ------------
       SPECIALTY RETAIL 1.5%
(d, f) Edcon Proprietary Ltd., senior secured note, Reg S, FRN,
          4.90%, 6/15/14 ............................................       South Africa            2,200,000 EUR         1,265,393
                                                                                                                       ------------


                    14 | Quarterly Statements of Investments

Franklin Global Trust

                                                                              COUNTRY/               PRINCIPAL
       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND           ORGANIZATION              AMOUNT(b)            VALUE
       ----------------------------------------------------------       -------------------   ----------------------   ------------
       CORPORATE BONDS (CONTINUED)
       THRIFTS & MORTGAGE FINANCE 0.7%
       Astana-Finance, 7.875%, 6/08/10 ..............................       Kazakhstan              2,000,000 EUR      $    621,458
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $27,154,825) .....................                                                    20,871,232
                                                                                                                       ------------
       CREDIT-LINKED NOTES 11.0%
       Barclays Bank PLC, 9.515%, 5/19/15 ...........................          Brazil               1,000,000 BRL           781,343
   (f) Deutsche Bank AG, senior note, FRN, 8.243%, 6/19/16 ..........          Angola               3,000,000 EUR         2,675,573
   (c) HSBC Bank PLC, 144A, 7.65%, 1/19/10 ..........................         Vietnam          20,000,000,000 VND         1,117,640
       ING Bank NV, 11.89%, 12/30/09 ................................         Ukraine               7,000,000 UAH           761,635
(f, g) Merrill Lynch & Co. Inc., FRN, 1.563%, 1/01/28 ...............          Iraq               726,171,089 JPY         3,292,510
   (h) Standard Bank PLC, zero cpn., 9/11/08 ........................       Ivory Coast           200,000,000 XOF            83,663
   (f) Standard Chartered Bank, cvt., FRN, 9.996%, 3/02/12 ..........         Zambia                  750,000               495,935
                                                                                                                       ------------
       TOTAL CREDIT-LINKED NOTES (COST $11,577,427) .................                                                     9,208,299
                                                                                                                       ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 43.9%
       African Development Bank, senior note, 9.00%, 5/17/10 ........      Supranational(i)       280,000,000 NGN         1,596,122
       City of KYIV,
   (c)    144A, 8.25%, 11/26/12 .....................................         Ukraine               1,100,000               475,750
   (d)    Reg S, 8.25%, 11/26/12 ....................................         Ukraine                 600,000               255,000
       Development & Investment Projects Jordan Armed Forces,
          senior note, 6.14%, 12/16/19 ..............................         Jordan                1,700,000             1,449,250
       European Investment Bank, senior note, 12.25%, 2/26/10 .......      Supranational(i)     4,400,000,000 ZMK           750,216
   (d) Gabonese Republic, Reg S, 8.20%, 12/12/17 ....................          Gabon                1,100,000               922,625
   (h) Government of Argentina, 11.75%, 5/20/11 .....................        Argentina              3,000,000 DEM           177,465
       Government of Ecuador,
   (f)    FRN, 2.625%, 2/27/15 ......................................         Ecuador                 517,681               204,543
   (d)    Reg S, 9.375%, 12/15/15 ...................................         Ecuador               2,400,000             1,068,000
       Government of Georgia, 7.50%, 4/15/13 ........................         Georgia               2,100,000             1,565,690
       Government of Ghana,
          13.95%, 12/13/10 ..........................................          Ghana                  500,000 GHS           265,123
          13.67%, 6/15/12 ...........................................          Ghana                1,130,000 GHS           533,109
   (d)    Reg S, 8.50%, 10/04/17 ....................................          Ghana                1,500,000             1,129,500
   (d)    Government of Grenada, Reg S, 2.50% to 9/15/11, 4,50% to
          9/15/13, 6.00% to 9/15/15, 8.00% to 9/15/17, 8.50% to
          9/15/18, 9.00% thereafter, 9/15/25 ........................         Grenada               1,100,000               390,500
   (c) Government of Indonesia, senior note, 144A, 11.625%,
          3/04/19 ...................................................        Indonesia              1,300,000             1,586,000
(f, g) Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
          1.563%, 1/01/28 ...........................................          Iraq               414,954,908 JPY         1,881,670
(f, h) Government of Ivory Coast, FRN, 2.90%, 3/30/18 ...............       Ivory Coast            25,650,000 FRF         1,240,900
   (f) Government of Moldova, FRN, 6.215%, 10/29/09 .................         Moldova                 318,800               286,920
   (d) Government of Serbia, Reg S, 3.75% to 11/01/09, 6.75%
          thereafter, 11/01/24 ......................................         Serbia                2,700,000             2,061,990
       Government of South Africa, senior note, 5.875%, 5/30/22 .....       South Africa            1,000,000               924,170
   (j) Government of Turkey, Index Linked, 10.00%, 2/15/12 ..........         Turkey                3,245,515 TRY         2,055,478
   (d) Government of Ukraine, senior bond, Reg S, 4.95%, 10/13/15 ...         Ukraine               3,000,000 EUR         2,063,543
   (d) Government of Venezuela, Reg S, 6.00%, 12/09/20 ..............        Venezuela              2,700,000             1,308,690
   (j) Mexican Udibonos, 5.00%, 6/16/16 .............................          Mexico                 330,787(k) MXN      2,602,186
   (h) NK Debt Corp., zero cpn., 3/12/10 ............................       North Korea             4,250,000 DEM           222,676
   (j) Nota Do Tesouro Nacional, Index Linked, 6.00%, 5/15/15 .......         Brazil                    4,400(l) BRL      3,437,908


                    Quarterly Statements of Investments | 15

Franklin Global Trust

                                                                              COUNTRY/              PRINCIPAL
       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND           ORGANIZATION             AMOUNT(b)             VALUE
       ----------------------------------------------------------       -------------------   ----------------------   -------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
          A-1,
   (c)    144A, zero cpn., 5/31/18 ..................................          Peru                   784,728          $    477,019
   (d)    Reg S, zero cpn., 5/31/18 .................................          Peru                 1,356,321               824,477
       Province Del Neuquen,
   (c)    senior note, 144A, 8.656%, 10/18/14 .......................       Argentina                 489,000               439,437
   (d)    senior secured note, Reg S, 8.656%, 10/18/14 ..............       Argentina               1,304,000             1,171,833
   (d) Republic of El Salvador, Reg S, 7.65%, 6/15/35 ...............      El Salvador              2,000,000             1,617,110
       Republic of Fiji, 6.875%, 9/13/11 ............................          Fiji                   600,000               461,404
       Sphynx Capital Markets,
(g, h)    10.25%, 1/30/10 ...........................................      Ivory Coast                305,017 EUR           282,317
          cvt., 12.08%, 6/14/10 .....................................         Ghana                   600,000 GHS           339,748
   (f)    cvt., FRN, 13.00%, 8/11/10 ................................         Ghana                   600,000 GHS           334,948
   (f)    cvt., FRN, 13.67%, 6/21/12 ................................         Ghana                   700,000 GHS           330,245
                                                                                                                       ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $44,800,342) ........................................                                                    36,733,562
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $88,782,544) ........................................                                                    69,338,693
                                                                                                                       ------------

                                                                                                      SHARES
                                                                                              ----------------------
       SHORT TERM INVESTMENTS 15.5%
       MONEY MARKET FUNDS (COST $8,216,207) 9.8%
   (m) Franklin Institutional Fiduciary Trust Money Market Portfolio,
          0.04% .....................................................     United States             8,216,207             8,216,207
                                                                                                                       ------------

                                                                                                PRINCIPAL AMOUNT(b)
                                                                                              ----------------------
       REPURCHASE AGREEMENTS (COST $4,722,711) 5.7%
   (n) Joint Repurchase Agreement, 0.133%, 5/01/09
          (Maturity Value $4,722,729) ...............................     United States       $     4,722,711             4,722,711
             Banc of America Securities LLC (Maturity Value $709,684)
             Barclays Capital Inc. (Maturity Value $709,684)
             BNP Paribas Securities Corp. (Maturity Value $730,559)
             Credit Suisse Securities (USA) LLC (Maturity Value
             $730,559)
             Deutsche Bank Securities Inc. (Maturity Value $715,117)
             HSBC Securities (USA) Inc. (Maturity Value $709,684)
             UBS Securities LLC (Maturity Value $417,442)
                Collateralized by U.S. Government Agency Securities,
                   1.375% - 6.25%, 9/10/10 - 12/14/18; (o)U.S.
                   Government Agency Discount Notes, 10/19/09;
                   (o)U.S. Treasury Bills, 10/29/09; and U.S. Treasury
                   Notes, 1.75% - 4.825%, 10/31/11 - 1/31/14
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $101,721,462) 98.3% ..................                                                    82,277,611
       NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD
          EXCHANGE CONTRACTS (0.6)% .................................                                                      (511,953)
       OTHER ASSETS, LESS LIABILITIES 2.3% ..........................                                                     1,935,184
                                                                                                                       ------------
       NET ASSETS 100.0% ............................................                                                  $ 83,700,842
                                                                                                                       ============


                    16 | Quarterly Statements of Investments

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

See Abbreviations on page 23.

(a)  See Note 5 regarding investment in Alternative Strategies Ltd.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2009, the aggregate value of these securities was $7,071,106, representing 8.45% of net assets.

(d) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2009, the aggregate value of these securities was $24,148,783, representing 28.85% of net assets.

(e)  A portion or all of the security purchased on a delayed delivery basis.

(f)  The coupon rate shown represents the rate at period end.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2009, the aggregate value of these securities was $5,456,497, representing 6.52% of net assets.

(h) Defaulted security or security for which income has been deemed uncollectible.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Redemption price at maturity is adjusted for inflation.

(k)  Principal amount is stated in 100 Mexican Peso Units.

(l)  Principal amount is stated in 1,000 Brazilian Real Units.

(m) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(n) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2009, all repurchase agreements had been entered into on that date.

(o)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits and joint repurchase agreements are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of


                    18 | Quarterly Statements of Investments

Franklin Global Trust

2. SECURITY VALUATION (CONTINUED)

restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At April 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN                        FRANKLIN
                                                   GLOBAL         FRANKLIN     INTERNATIONAL
                                                 REAL ESTATE   INTERNATIONAL     SMALL CAP
                                                    FUND        GROWTH FUND     GROWTH FUND
                                                ------------   -------------   -------------
Cost of investments .........................   $ 76,921,319    $ 5,808,051     $17,280,987
                                                ============    ===========     ===========
Unrealized appreciation .....................   $    739,427    $    60,610     $   717,322
Unrealized depreciation .....................    (28,108,136)    (1,585,080)     (4,424,978)
                                                ------------    -----------     -----------
Net unrealized appreciation (depreciation) ..   $(27,368,709)   $(1,524,470)    $(3,707,656)
                                                ============    ===========     ===========

                                                              FRANKLIN TEMPLETON
                                                  FRANKLIN      EMERGING MARKET
                                                 LARGE CAP    DEBT OPPORTUNITIES
                                                EQUITY FUND          FUND
                                                -----------   ------------------
Cost of investments .........................   $50,431,583      $101,596,382
                                                ===========      ============
Unrealized appreciation .....................   $ 4,485,035      $  1,886,259
Unrealized depreciation .....................    (9,214,133)      (21,205,030)
                                                -----------      ------------
Net unrealized appreciation (depreciation) ..   $(4,729,098)     $(19,318,771)
                                                ===========      ============


                    Quarterly Statements of Investments | 19

Franklin Global Trust

4. FORWARD EXCHANGE CONTRACTS

At April 30, 2009, the Franklin Global Real Estate Fund and the Franklin Templeton Emerging Market Debt Opportunities Fund had the following forward exchange contracts outstanding:

                                                                CONTRACT    SETTLEMENT    UNREALIZED     UNREALIZED
                                                                 AMOUNT        DATE      APPRECIATION   DEPRECIATION
                                                              -----------   ----------   ------------   ------------
FRANKLIN GLOBAL REAL ESTATE FUND
CONTRACTS TO BUY
  2,194,403   Australian Dollar ...........................   $ 1,548,000     6/19/09       $40,540     $        --
    165,471   British Pound ...............................       245,000     6/19/09            --            (390)
  1,382,633   British Pound ...............................     2,036,000     6/19/09         7,901              --
    149,477   Euro ........................................       198,000     6/19/09            --            (397)
    240,696   Euro ........................................       312,000     6/19/09         6,191              --
 60,406,650   Japanese Yen ................................       612,000     6/19/09           993              --
CONTRACTS TO SELL
  9,181,060   Australian Dollar ...........................     6,065,897     6/19/09            --        (580,322)
  3,616,217   British Pound ...............................     5,156,719     6/19/09            --        (189,013)
    552,386   British Pound ...............................       819,000     6/19/09         2,426              --
  1,147,186   Canadian Dollar .............................       900,071     6/19/09            --         (61,860)
  3,604,243   Euro ........................................     4,676,822     6/19/09            --         (87,848)
    523,104   Euro ........................................       705,000     6/19/09        13,477              --
  9,058,013   Hong Kong Dollar ............................     1,168,995     6/19/09            --            (240)
409,001,938   Japanese Yen ................................     4,135,781     6/19/09            --         (14,677)
 64,428,360   Japanese Yen ................................       662,000     6/19/09         8,196              --
    940,081   New Zealand Dollar ..........................       495,141     6/19/09            --         (34,597)
  1,220,968   Singapore Dollar ............................       799,130     6/19/09            --         (25,459)
Unrealized appreciation (depreciation) on offsetting forward exchange
   contracts .........................................................................       12,587         (14,937)
                                                                                            -------     -----------
Unrealized appreciation (depreciation) on forward exchange contracts .................       92,311      (1,009,740)
                                                                                            -------     -----------
   Net unrealized appreciation (depreciation) on forward exchange
      contracts ......................................................................                  $  (917,429)
                                                                                                        ===========
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
CONTRACTS TO SELL
  9,400,000   Euro ........................................   $11,898,410     6/15/09       $    --     $  (528,288)
    900,000   Euro ........................................     1,193,157     6/15/09         3,367              --
430,000,000   Japanese Yen ................................     4,376,234     6/15/09        12,968              --
                                                                                            -------     -----------
Unrealized appreciation (depreciation) on forward exchange contracts .................       16,335        (528,288)
                                                                                            -------     -----------
   Net unrealized appreciation (depreciation) on forward exchange
      contracts ......................................................................                  $  (511,953)
                                                                                                        ===========

5. INVESTMENT IN ALTERNATIVE STRATEGIES LTD.

The Franklin Templeton Emerging Market Debt Opportunities Fund may invest in certain securities, warrants or commodities through its investment in Alternative Strategies (FT) Ltd, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. At April 30, 2009, all Subsidiary investments are reflected in the Fund's Statement of Investments.


                    20 | Quarterly Statements of Investments

Franklin Global Trust

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                               -----------   ----------   -------   -----------
FRANKLIN GLOBAL REAL ESTATE FUND
   ASSETS:
      Investments in Securities                $46,877,610   $2,675,000    $   --   $49,552,610
      Other Financial Instruments(a)                    --       92,311        --        92,311
   LIABILITIES:
      Other Financial Instruments(a)                    --    1,009,740        --     1,009,740
FRANKLIN INTERNATIONAL GROWTH FUND
   ASSETS:
      Investments in Securities                $ 4,280,426   $       --    $3,155   $ 4,283,581
FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND
   ASSETS:
      Investments in Securities                $12,468,331   $1,105,000    $   --   $13,573,331
FRANKLIN LARGE CAP EQUITY FUND
   ASSETS:
      Investments in Securities                $45,702,485   $       --    $   --   $45,702,485


                    Quarterly Statements of Investments | 21

Franklin Global Trust

6. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                  LEVEL 1      LEVEL 2      LEVEL 3      TOTAL
                                                ----------   -----------   --------   -----------
FRANKLIN TEMPLETON EMERGING MARKET DEBT
   OPPORTUNITIES FUND
   ASSETS:
      Investments in Securities                 $9,935,132   $72,060,162   $282,317   $82,277,611
      Other Financial Instruments(a)                    --        16,335         --        16,335
   LIABILITIES:
      Other Financial Instruments(a)                    --       528,288         --       528,288

(a) Other financial instruments includes net unrealized appreciation or depreciation on forward exchange contracts.

At April 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                  FRANKLIN
                                                                                 TEMPLETON
                                                                FRANKLIN       EMERGING MARKET
                                                             INTERNATIONAL   DEBT OPPORTUNITIES
                                                              GROWTH FUND           FUND
                                                             -------------   ------------------
                                                              INVESTMENTS        INVESTMENTS
                                                             IN SECURITIES      IN SECURITIES
                                                             -------------   ------------------
Beginning Balance - August 1, 2008 .......................      $   --            $     --
   Net realized gain (loss) ..............................          --                  --
   Net change in unrealized appreciation (depreciation) ..         (18)             13,228
   Net purchases (sales) .................................          --                  --
   Transfers in and/or out of Level 3 ....................       3,173             269,089
                                                                ------            --------
Ending Balance ...........................................      $3,155            $282,317
                                                                ======            ========
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period ....      $  (18)           $ 13,228
                                                                ======            ========

7. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the fund's independent pricing services and the fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

Certain funds enter into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange


                    22 | Quarterly Statements of Investments

Franklin Global Trust

7. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

CURRENCY

BRL - Brazilian Real
DEM - Deutsche Mark
EUR - Euro
FRF - French Franc
GHS - Ghana Cedi
JPY - Japanese Yen
MXN - Mexican Peso
NGN - Nigerian Naira
TRY - Turkish Lira
UAH - Ukraine Hryvna
VND - Vietnamese Dong
XOF - West African Francs
ZMK - Zambia Kwacha

SELECTED PORTFOLIO

ADR  - American Depository Receipt
ARM  - Adjustable Rate Mortgage
FRN  - Floating Rate Note
MTN  - Medium Term Note
PC   - Participation Certificate
REIT - Real Estate Investment Trust

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 23



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  June 25, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  June 25, 2009